INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Federal.
Deferred			$ (118,531)
Change in valuation allowance			$ 118,531
Income tax provision	$ (106,724)	$ (106,724)